Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule Of Notional Amounts Of Outstanding Derivatives
The following table summarizes our outstanding interest rate management contracts and cross currency interest rate swaps:

	30 September 2016				30 September 2015
	US$ Notional	Pay %	Average Receive %	Years Average Maturity	US$ Notional	Pay %	Average Receive %	Years Average Maturity
Interest rate swaps (fair value hedge)	$600.0	LIBOR	2.28%	2.3	$600.0	LIBOR	2.77%	3.3
Cross currency interest rate swaps (net investment hedge)	$517.7	3.24%	2.43%	2.6	$609.9	4.06%	2.61%	3.2
Cross currency interest rate swaps (cash flow hedge)	$1,088.9	4.77%	2.72%	3.3	$1,055.2	4.29%	2.63%	3.9
Cross currency interest rate swaps (not designated)	$27.4	3.62%	0.81%	1.8	$12.9	3.12%	3.08%	4.1

	30 September 2016		30 September 2015
	US$ Notional	Years Average Maturity	US$ Notional	Years Average Maturity
Forward Exchange Contracts
Cash flow hedges	$4,130.3	0.5	$4,529.1	0.5
Net investment hedges	968.2	2.7	491.3	4.0
Not designated	2,648.3	0.4	771.8	0.9
Total Forward Exchange Contracts	$7,746.8	0.7	$5,792.2	0.9

Fair Value of Derivative Instruments
The table below summarizes the fair value and balance sheet location of our outstanding derivatives:

	Balance Sheet	30 September		Balance Sheet	30 September
	Location	2016	2015	Location	2016	2015
Derivatives Designated as Hedging Instruments:
Forward exchange contracts	Other receivables	$72.3	$52.1	Accrued liabilities	$44.0	$110.4
Interest rate management contracts	Other receivables	19.9	17.6	Accrued liabilities	—	—
	Other noncurrent			Other noncurrent
Forward exchange contracts	assets	44.4	68.5	liabilities	9.1	9.2
	Other noncurrent			Other noncurrent
Interest rate management contracts	assets	160.0	153.4	liabilities	12.0	.8
Total Derivatives Designated as Hedging Instruments		$296.6	$291.6		$65.1	$120.4
Derivatives Not Designated as Hedging Instruments:
Forward exchange contracts	Other receivables	77.1	2.8	Accrued liabilities	$29.5	$3.3
	Other noncurrent			Other noncurrent
Forward exchange contracts	assets	—	23.3	liabilities	—	.6
	Other noncurrent			Other noncurrent
Interest rate management contracts	assets	—	.8	liabilities	.7	—
Total Derivatives Not Designated as Hedging Instruments		$77.1	$26.9		$30.2	$3.9
Total Derivatives		$373.7	$318.5		$95.3	$124.3

Schedule of Gain/Loss Related to Derivative Instruments
The table below summarizes the gain or loss related to our cash flow hedges, fair value hedges, net investment hedges, and derivatives not designated as hedging instruments:

	Year Ended 30 September
	Forward Exchange Contracts		Foreign Currency Debt		Other(A)		Total
	2016	2015	2016	2015	2016	2015	2016	2015
Cash Flow Hedges, net of tax:
Net gain (loss) recognized in OCI (effective portion)	$10.5	$(44.9)	$—	$—	$3.2	$9.9	$13.7	$(35.0)
Net (gain) loss reclassified from OCI to sales/cost of sales (effective portion)	.2	.6	—	—	—	—	.2	.6
Net (gain) loss reclassified from OCI to other income (expense), net (effective portion)	(25.7)	35.6	—	—	(20.3)	(20.2)	(46.0)	15.4
Net (gain) loss reclassified from OCI to interest expense (effective portion)	6.7	.7	—	—	3.3	2.6	10.0	3.3
Net (gain) loss reclassified from OCI to other income (expense), net (ineffective portion)	(.2)	1.5	—	—	—	—	(.2)	1.5
Fair Value Hedges:
Net gain (loss) recognized in interest expense(B)	$—	$—	$—	$—	$(8.8)	$9.9	$(8.8)	$9.9
Net Investment Hedges, net of tax:
Net gain (loss) recognized in OCI	$17.4	$60.1	$(9.6)	$91.4	$35.0	$49.5	$42.8	$201.0
Derivatives Not Designated as Hedging Instruments:
Net gain (loss) recognized in other income (expense), net(C)	$(1.8)	$(9.2)	$—	$—	$(1.6)	$.6	$(3.4)	$(8.6)

(A)	Other includes the impact on other comprehensive income (OCI) and earnings primarily related to interest rate and cross currency interest rate swaps.

(B)	The impact of fair value hedges noted above was largely offset by recognized gains and losses resulting from the impact of changes in related interest rates on outstanding debt.

(C)
The impact of the non-designated hedges noted above was largely offset by recognized gains and losses resulting from the impact of changes in exchange rates on assets and liabilities denominated in nonfunctional currencies.